Other Non-current Assets	6 Months Ended
Jun. 30, 2021
Other Non-current Assets

6     Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2021	December 31, 2020
Available for sale securities:
ZIM notes, net	—	$43,559
HMM notes, net	$5,961	19,328
Equity participation ZIM	367,840	75
Other assets	15,518	20,421
Total non-current assets	$389,319	$83,383

Equity participation in ZIM and interest bearing unsecured ZIM notes with original maturity in 2023, which consisted of $8.8 million Series 1 Notes and $41.1 million of Series 2 Notes, were obtained after the charter restructuring agreements with ZIM in July 2014. Interest bearing senior unsecured HMM notes consisted of $32.8 million Loan Notes 1 with original maturity in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022, which were obtained after the charter restructuring agreements with HMM in July 2016. See Note 7 “Other Non-current Assets” to the consolidated financial statements in the Annual Report on Form 20-F for the year ended December 31, 2020 for further details.

The Company received $2.4 million of mandatory repayment of ZIM Series 1 Notes from excess cash of ZIM in March 2021 and $47.2 million of mandatory repayment of ZIM Series 1 and Series 2 Notes and accrued interest of $6.4 million in June 2021. Additionally, the Company received $19.9 million of mandatory repayment of HMM Loan Notes 1 and accrued interest of $3.0 million in May 2021.

On January 27, 2021, ZIM completed its initial public offering and listing on the New York Stock Exchange of its ordinary shares. Following this offering the Company owned 10,186,950 ordinary shares of ZIM. These shares were recorded at a book value of $75 thousands as of December 31, 2020. In June 2021, the Company sold 2,000,000 of ordinary shares of ZIM resulting in net proceeds of $76.4 million. The remaining shareholding interest of 8,186,950 ordinary shares, which are subject to a lockup agreement with the underwriters of the June 2021 stock sale until September 2021, has been fair valued at $367.8 million as of June 30, 2021, based on the closing price of ZIM ordinary shares on the NYSE on that date. For the six months ended June 30, 2021, the Company recognized $444.2 million of gain on these shares, of which $367.8 million is unrealized gain related to the ZIM ordinary shares still held on June 30, 2021 and is reflected under “Gain on investments” in the condensed consolidated statement of income.

Remaining HMM unsecured debt securities are not publicly traded, are infrequently traded over the counter by certain brokers and have no readily determinable market value or credit ratings. The unrealized loss in the prior years was primarily caused by challenging business environment faced by container shipping industry, which affected profitability and liquidity of HMM. The financial results and financial position of HMM have significantly improved in the recent months. The Company collects rentals on the Company’s vessels leased to HMM and the mandatory repayments of the notes on a regular basis, in accordance with the contractual agreements. The contractual terms of HMM debt securities do not permit HMM to settle the debt securities at a price less than the amortized cost basis on the investments. The Company currently does not expect HMM to settle the remaining debt securities at a price less than the amortized cost basis of the investments. The Company does not intend to sell HMM debt securities and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis.

6     Other Non-current Assets (Continued)

The following tables summarizes the unrealized positions for available-for-sale debt securities as of June 30, 2021 and December 31, 2020 (in thousands):

	Amortized cost		Unrealized
Description of securities	basis	Fair value	gain/(loss)
June 30, 2021
HMM Notes 2	$6,530	$5,961	$(569)

December 31, 2020
ZIM notes	$49,871	$43,559	$(6,312)
HMM notes	24,607	19,328	(5,279)
Total	$74,478	$62,887	$(11,591)

The unrealized gain/(loss), which were recognized in other comprehensive income/(loss), are analyzed as follows as of June 30, 2021 (in thousands):

Unrealized gain/(loss)
on available for
sale securities
Beginning balance as of January 1, 2021	$(11,591)
Unrealized gain on available for sale securities	19,717
Reclassification to interest income	(8,695)
Ending balance as of June 30, 2021	$(569)

Other assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $15.5 million and $20.0 million as of June 30, 2021 and December 31, 2020, respectively.